Significant Accounting Policies (Table) ( Earnings Per Share)	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
ScheduleOfEarningsPerShareBasicAndDilutedByCommonClassTextBlock
Years ended March 31,	2016	2015	2014
	(In thousands, except per share amounts)
Basic
Net earnings	$54,458	$9,899	$13,779
Deduct preferred stock dividends	23	23	23
Undistributed earnings	54,435	9,876	13,756
Earnings attributable to participating
preferred shareholders	544	160	438
Earnings attributable to common
shareholders	$53,891	$9,716	$13,318
Weighted average common shares
outstanding	9,878	10,690	10,747
Basic earnings per common share	$5.46	$0.91	$1.24
Diluted
Earnings attributable to common
shareholders	$53,891	$9,716	$13,318
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$53,911	$9,736	$13,338
Weighted average common shares
outstanding-basic	9,878	10,690	10,747
Additional shares to be issued related to
the equity compensation plan	3	5	5
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	9,948	10,762	10,819
Diluted earnings per share	$5.42	$0.90	$1.23